Exhibit 99
Ford Credit Auto Lease Trust 2013-B
Monthly Investor Report

Transaction Month	23	Payment Date	September 15, 2015
Collection Period	August, 2015

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-173928-08 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. SUMMARY

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2013-B Reference Pool Balance		1,135,071,232.34	$426,120,300.60	$393,080,443.56	0.3463046
Total Note Balance		1,007,940,000.00	$270,615,541.77	$237,575,684.73	0.2357042

Total Overcollateralization		127,131,232.34	$155,504,758.83	$155,504,758.83

2013-B Exchange Note Balance		1,039,113,402.06	$305,166,263.64	$272,126,406.60	0.2618833
2013-B Exchange Note Overcollateralization		95,957,830.28	$120,954,036.96	$120,954,036.96

Overcollateralization			Beginning of Period	End of Period
2013-B Reference Pool Balance as a % of Total Note Balance			157.46%	165.45%
2013-B Reference Pool Balance as a % of 2013-B Exchange Note Balance			139.64%	144.45%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.26000%	$177,000,000.00	$0.00	$0.00	0.0000000
Class A-2a Notes	0.59000%	$125,000,000.00	$0.00	$0.00	0.0000000
Class A-2b Notes*	0.46760%	$279,000,000.00	$0.00	$0.00	0.0000000
Class A-3 Notes	0.76000%	$250,000,000.00	$93,675,541.77	$60,635,684.73	0.2425427
Class A-4 Notes	0.96000%	$78,190,000.00	$78,190,000.00	$78,190,000.00	1.0000000
Class B Notes	1.23000%	$51,080,000.00	$51,080,000.00	$51,080,000.00	1.0000000
Class C Notes	1.51000%	$47,670,000.00	$47,670,000.00	$47,670,000.00	1.0000000
Total		$1,007,940,000.00	$270,615,541.77	$237,575,684.73	0.2357042

	Principal Payments		Interest Payments		Total Payments
	Actual	Principal Payments per $1000 Face	Actual	Interest Payments per $1000 Face	Actual	Total Payments per $1000 Face
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$33,039,857.04	$132.16	$59,327.84	$0.24	$33,099,184.88	$132.40
Class A-4 Notes	$0.00	$0.00	$62,552.00	$0.80	$62,552.00	$0.80
Class B Notes	$0.00	$0.00	$52,357.00	$1.03	$52,357.00	$1.03
Class C Notes	$0.00	$0.00	$59,984.75	$1.26	$59,984.75	$1.26
Total	$33,039,857.04	$32.78	$234,221.59	$0.23	$33,274,078.63	$33.01

II. POOL INFORMATION

2013-B Reference Pool Balance	Lease Balance	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$496,627,302.44	$426,120,300.60	$362,788,330.89
Change	$(38,582,892.69)	$(33,039,857.04)	$(23,905,974.65)
End of Period	$458,044,409.75	$393,080,443.56	$338,882,356.24
Residual Portion of Securitization Value as % of Securitization Value at end of period			86.21%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	46,572	24,526	22,046	1,478	20,568

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months				7.5	6.9

Ford Credit Auto Lease Trust 2013-B
Monthly Investor Report

Transaction Month	23	Payment Date	September 15, 2015
Collection Period	August, 2015

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		171	$3,429,999.34	0.87%
61 - 90 Days Delinquent		14	$258,878.37	0.07%
91- 120 Days Delinquent		0	$0.00	0.00%
Over 120 Days Delinquent		3	$45,698.00	0.01%
Total Delinquent Leases		188	$3,734,575.71	0.95%

		Current Period	Cumulative
Prepayment Speed		1.34%	0.65%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Base monthly Payments (Rent)				$8,506,573.91
plus: Payoffs				$7,929,237.84
plus: Other (including extension fees, excess charges, etc.)				$329,223.02
minus: Payaheads				$(319,292.82)
plus: Payahead Draws				$552,241.74
plus: Advances				$421,719.14
minus: Advance Reimbursement Amounts				$(395,813.92)
plus: Administrative Removal Amounts				$0.00
plus: Net Auction Proceeds				$19,875,854.39
plus: Recoveries				$331,087.30
Total Collections				$37,230,830.60

Reserve Account Draw Amount				$0.00

Total Collections Plus Reserve Account Draw Amount				$37,230,830.60

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$355,100.25	$355,100.25	$36,875,730.35	$0.00
2013-B Exchange Note Interest Payment	$373,659.14	$373,659.14	$36,502,071.21	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$36,502,071.21	$0.00
Reserve Account Deposit	$0.00	$0.00	$36,502,071.21	$0.00
2013-B Exchange Note Principal Payment	$33,039,857.04	$33,039,857.04	$3,462,214.17	$0.00
Shared Amounts	$0.00	$0.00	$3,462,214.17	$0.00
Revolving Facility Pool Additional Amounts	$3,462,214.17	$3,462,214.17	$0.00	$0.00
Total	$37,230,830.60	$37,230,830.60	$0.00	$0.00

Ford Credit Auto Lease Trust 2013-B
Monthly Investor Report

Transaction Month	23	Payment Date	September 15, 2015
Collection Period	August, 2015

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2013-B Exchange Note Interest Payment				$373,659.14
2013-B Exchange Note Principal Payment				$33,039,857.04
Shortfall Payment (to cover Notes)				$0.00

Total				$33,413,516.18

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$33,413,516.18	$0.00
Administration Fee	$2,255.13	$2,255.13	$33,411,261.05	$0.00
Class A-1 Interest	$0.00	$0.00	$33,411,261.05	$0.00
Class A-2a Interest	$0.00	$0.00	$33,411,261.05	$0.00
Class A-2b Interest	$0.00	$0.00	$33,411,261.05	$0.00
Class A-3 Interest	$59,327.84	$59,327.84	$33,351,933.21	$0.00
Class A-4 Interest	$62,552.00	$62,552.00	$33,289,381.21	$0.00
Total Class A Interest	$121,879.84	$121,879.84		$0.00
Firest Priority Principal Payment	$0.00	$0.00	$33,289,381.21	$0.00
Class B Interest	$52,357.00	$52,357.00	$33,237,024.21	$0.00
Second Priority Principal Payment	$0.00	$0.00	$33,237,024.21	$0.00
Class C Interest	$59,984.75	$59,984.75	$33,177,039.46	$0.00
Specified Reserve Deposit	$0.00	$0.00	$33,177,039.46	$0.00
Regular Principal Payment	$33,039,857.04	$33,039,857.04	$137,182.42	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$137,182.42	$0.00
Remaining Funds to Holder of Residual Interest	$137,182.42	$137,182.42	$0.00	$0.00
Total	$33,413,516.18	$33,413,516.18	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$1,824,262.59
plus: Additional Advances				$421,719.14
minus: Advance Reimbursement Amounts				$(395,813.92)
End of Period Advance Balance				$1,850,167.81

Payaheads
Beginning of Period Payahead Balance				$1,274,385.96
plus: Additional Payaheads				$319,292.82
minus: Payahead Draws				$(552,241.74)
End of Period Payahead Balance				$1,041,437.04

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$5,675,356.16
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$5,675,356.16
Memo: Required Reserve Amount				$5,675,356.16

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Ovecollateralization Amount				$155,504,758.83
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				$155,504,758.83

Ford Credit Auto Lease Trust 2013-B
Monthly Investor Report

Transaction Month	23	Payment Date	September 15, 2015
Collection Period	August, 2015

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	211	4,722	$4,645,127.87	$103,858,485.51
Standard Terminations	130	1,819	$2,314,698.98	$33,936,526.23
Total Retained	341	6,541	$6,959,826.85	$137,795,011.74

Returned Vehicles
Early Terminations	318	5,224	$5,537,510.99	$97,578,412.29
Standard Terminations	800	13,686	$14,337,888.67	$261,262,442.01
Total Returned	1,118	18,910	$19,875,399.66	$358,840,854.30

Charged Off Leases / Repossessed Vehicles	13	442	$201,847.05	$9,159,060.19
Removals by Servicer and Other	6	111	$123,117.39	$2,418,947.17
Total Terminations	1,478	26,004	$27,160,190.95	$508,213,873.40

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	1,104	23,201	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			75.64%	72.72%
Early Termination Rate (Early Terminations / Total Terminations)			35.79%	38.25%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS
	Number of Leases		Gain (Loss)
Gain (Loss) on Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Customer Payments			$8,059,753.36
plus: Payahead draws			$72,736.20
minus: Unreimbursed Advances			$(25,816.78)
minus: Securitization Value of Retained Vehicles			$(6,959,826.85)
Total	341	6,541	$1,146,845.93	$23,043,801.47
Gain (Loss) Per Retained Vehicle			$3,363.18	$3,522.98

Gain (Loss) on Returned Vehicles
Customer Payments			$1,021,686.04
plus: Net Auction Proceeds			$19,760,082.95
plus: Payahead Draws			$163,952.24
minus: Unreimbursed Advances			$(107,976.06)
minus: Securitization Value of Returned Vehicles			$(19,875,399.66)
Total	1,118	18,910	$962,345.51	$12,883,564.21
Gain (Loss) Per Returned Vehicle			$860.77	$681.31

Credit Gain (Loss) Charged Off / Repossessed Vehicles	13	442	$(56,209.29)	$(2,097,790.36)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(4,323.79)	$(4,746.13)

Gain (Loss) on Removals by Servicer and Other	6	111
Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$234,606.19	$2,643,235.72

Total Gain (Loss)	1,478	26,004	$2,287,588.34	$36,472,811.04

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$19,760,082.95
plus: Excess Wear and Use and Excess Mileage Assessed			$478,606.77
minus: Residual Portion of Securitization Value			$(19,106,540.54)
Total	1,118	18,910	$1,132,149.18	$16,381,321.40
Residual Gain (Loss) Per Returned Vehicle			$1,012.66	$866.28

Ford Credit Auto Lease Trust 2013-B
Monthly Investor Report

Transaction Month	23	Payment Date	September 15, 2015
Collection Period	August, 2015

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Erin M. Rohde
Assistant Treasurer

* Tranche A2b note interest rate is floating based on one-month LIBOR+0.27%
**Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract leas end value at the contract lease factor, without considering the base residual value or minimum discount rate.

***The Weighted Average is calculated based on Securitization Value.